Shareholder Report, Line Graph (Details) 190471_GuidePath Conservative Allocation Fund_Service Shares_TSR Annual {Service Shares} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Service Shares
Account Value [Line Items]
Line Graph and Table Measure Name											GuidePath Conservative Allocation Fund Service Shares
Accumulated Value	$ 15,923	$ 14,912	$ 13,508	$ 14,273	$ 13,909	$ 11,250	$ 11,597	$ 11,215	$ 10,544	$ 10,000	$ 17,579
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,342	10,814	10,633	11,168	11,651	11,569	10,620	10,165	10,044	10,000	$ 11,835
S&P Target Risk Conservative Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Target Risk Conservative Index
Accumulated Value	$ 15,184	$ 14,329	$ 13,157	$ 13,799	$ 13,872	$ 11,844	$ 11,699	$ 11,242	$ 10,590	$ 10,000	$ 16,692